Private Placement (Details) - USD ($)	1 Months Ended	9 Months Ended	10 Months Ended
	Feb. 14, 2023	Sep. 30, 2023	Dec. 31, 2022
IPO [Member]
Private Placement (Details) [Line Items]
Sale of shares	11,500,000	565,375
Price per share (in Dollars per share)	$ 10.25	$ 10.25	$ 10
Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of shares		54,000	565,375
Price per share (in Dollars per share)		$ 10	$ 10
Gross proceeds (in Dollars)		$ 5,653,750	$ 5,653,750